Condensed Interim Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net income	$ 6,790	$ 5,441
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,887	1,599
Write down of obsolete inventory	879	693
Change in liability for Employees' severance benefits, net	125	220
Discount of marketable securities	138	212
Share based compensation expense	1,301	864
Deferred taxes income	(19)	(6)
Adjustment in relation to acquisition		(180)
Changes in assets and liabilities:
Accounts receivable - trade	(5,649)	2,396
Accounts receivable - other	(3,394)	(3,112)
Inventories	(8,267)	(12,797)
Trade accounts payable	8,291	6,399
Other accounts payable and accrued expenses	555	(4,842)
Contingent consideration adjustments	118	15
Net cash provided by (used in) operating activities	2,755	(3,098)
Cash flows from investing activities
Purchases of property, plant and equipment	(863)	(860)
Proceeds from maturity of marketable securities	10,475	3,625
Net cash provided by investing activities	9,612	2,765
Cash flows from financing activities
Exercise of options	403	416
Dividend	(7,382)	(7,312)
Net cash used in financing activities	(6,979)	(6,896)
Effect of exchange rate changes on cash balances held	(20)	20
Increase (decrease) in cash and cash equivalents	5,368	(7,209)
Cash and cash equivalents at beginning of period	11,917	18,178
Cash and cash equivalents at end of period	17,285	10,969
Supplementary cash flow information A. Non-cash transactions:
Investments in PPE	132	68
Supplementary cash flow information B. Cash paid during the period for:
Income taxes	$ 2,076	$ 2,444